GENERAL (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Oct. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Net proceeds from IPO			$ 0	$ 47,479	$ 0	$ 0
Conversion of preferred shares (in shares)	(17,289,289)
Accumulated deficits		$ (184,720)	(123,673)	(169,213)	(116,282)
Cash flows from operating activities		$ (9,450)	$ (6,799)	$ (26,426)	$ (16,549)	$ (12,590)
Initial Public Offering [Member]
Equity [Abstract]
Ordinary shares sold (in shares)	6,250,000
Share price (in dollars per share)	$ 8
Net proceeds from IPO	$ 47,241
Issuance costs related to equity	$ 5,947
Underwriters [Member]
Equity [Abstract]
Ordinary shares sold (in shares)	398,368